Significant Accounting Policies - Long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-lived assets
Impairment of long-lived asset	$ 0	$ 0	$ 0
Computers and equipment
Long-lived assets
Estimated useful lives (in years)	3 years
Furniture and fixtures
Long-lived assets
Estimated useful lives (in years)	5 years
Copyrights
Long-lived assets
Estimated useful lives (in years)	10 years
Software
Long-lived assets
Estimated useful lives (in years)	3 years